Schedule of Preliminary Price Allocation (Details) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Nov. 30, 2022
Business Acquisition [Line Items]
Assumed lease obligation		$ (1,430)
Athlon Holdings, Inc. [Member]
Business Acquisition [Line Items]
Lease deposit receivable	$ 420
Advertiser relationships	6,860
Brand names	6,090
Goodwill	17,138
Unearned revenue	(3,941)
Subscription refund liability	(137)
Assumed lease obligation	(1,430)
Net assets acquired	$ 25,000